RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Related Party Transactions 1		$ 272,400
Related Party Transactions 2		6,600
Related Party Transactions 3		775,000
Related Party Transactions 4		20,000
Related Party Transactions 5		795,000
Related Party Transactions 6		$ 0.13
Related Party Transactions 7		99,522
Related Party Transactions 8		800,000
Related Party Transactions 9		$ 0.13
Related Party Transactions 10		100,148
Related Party Transactions 11		400,000
Related Party Transactions 12		$ 0.20
Related Party Transactions 13		75,013
Related Party Transactions 14		1,000,000
Related Party Transactions 15		100,000
Related Party Transactions 16		1,100,000
Related Party Transactions 17		1,100,000
Related Party Transactions 18		$ 0.45
Related Party Transactions 19		534,905
Related Party Transactions 20		35,300
Related Party Transactions 21		240,000
Related Party Transactions 22		173,111
Related Party Transactions 23		79,000
Related Party Transactions 24		23,808
Related Party Transactions 25		99,200
Related Party Transactions 26		69,153
Related Party Transactions 1	73,800
Related Party Transactions 2	1,800
Related Party Transactions 3	6,610
Related Party Transactions 4	60,000
Related Party Transactions 5	44,759
Related Party Transactions 6	54,000
Related Party Transactions 7	1,200
Related Party Transactions 8	775,000
Related Party Transactions 9	20,000
Related Party Transactions 10	795,000
Related Party Transactions 11	$ 0.13
Related Party Transactions 12	99,522
Related Party Transactions 13	5,000
Related Party Transactions 14	30,000
Related Party Transactions 15	$ 36,574